Properties Held for Sale	12 Months Ended
Dec. 31, 2014
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

In 2012, 2013 and 2014, customers transferred legal ownership of six, 14 properties including five car-parking spaces and 30 properties including 20 residential properties, five car-parking spaces, and five commercial properties, to the Group to settle $970,625, $6,678,302 and $7,122,155 in accounts receivable, respectively. Customers also transferred legal ownership of nil, 36 and nil properties to the Group to settle nil, $9,928,558 and nil in customer deposit.

Properties with values of $1,281,008, nil and nil were transferred to property and equipment for the years ended December 31, 2012, 2013 and 2014, respectively, due to the change of management’s intention with respect to these properties.

In 2013, the Group acquired 237 properties that the Group has intent and ability to sell within one year. As of December 31, 2013, title transfers of 140 residential properties, five car-parking places and 52 commercial properties were still in process, and the associated consideration of $60,076,026 was recorded as advance payment for properties to be held for sale in the consolidated balance sheet. 101 residential properties were transferred to properties held for sale in 2014. As of December 31, 2014, title transfers of 113 residential properties and 55 commercial properties were still in process, and the associated consideration of $51,983,436 was recorded as advance payment for properties to be held for sale in the consolidated balance sheet.

The Group recorded gains of $45,936, $118,559 and nil from selling of the properties held for sale for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, the Group held 147 residential properties, five commercial properties and nine car-parking spaces with a total carrying value of $34,841,895. As of December 31, 2013, the Group held 44 residential properties and five car-parking spaces with a total carrying value of $15,304,927.